Note 17 - Notes Payable - Schedule of Future Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
2025	$ 215	$ 312
2026	119	215
2027	124	119
2028	753	124
2028		753
Thereafter		0
Total	$ 1,398	$ 1,523